Derivative Financial Instruments - Summary of Items Designated As Hedging Instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Fair Value Hedges | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	3,065	4,470
Changes in fair value used for calculating hedge ineffectiveness	£ 73	£ 11
Fair Value Hedges | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	1,436	1,561
Changes in fair value used for calculating hedge ineffectiveness	£ (72)	£ 19
Cash Flow Hedges | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	4,068	2,715
Changes in fair value used for calculating hedge ineffectiveness	£ (103)	£ (98)
Cash Flow Hedges | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	2,695	2,856
Changes in fair value used for calculating hedge ineffectiveness	£ (61)	£ (91)
Cash Flow Hedges | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	3,827	3,574
Changes in fair value used for calculating hedge ineffectiveness	£ (3)	£ (4)
Net investment hedges (derivative related) | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	5,274	5,291
Changes in fair value used for calculating hedge ineffectiveness	£ 161	£ (166)
Net investment hedges (non-derivative related) | Long-term Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Nominal amount of hedging instrument	372	4,647
Changes in fair value used for calculating hedge ineffectiveness	£ 22	£ (226)